S000031356 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended	171 Months Ended	217 Months Ended	260 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500®Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
C000097456 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.99%	14.03%		12.13%
Performance Inception Date					Sep. 27, 2010
C000158971 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.11%	14.10%		12.21%
Performance Inception Date			Jun. 01, 2015
C000097448 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.47%	12.41%		11.20%
Performance Inception Date							Apr. 24, 2003
C000097448 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	10.02%		9.34%
Performance Inception Date							Apr. 24, 2003
C000097448 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.12%	9.38%		8.73%
Performance Inception Date							Apr. 24, 2003
C000097450 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.79%	12.90%		11.02%
Performance Inception Date							Apr. 24, 2003
C000097454 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.00%	14.04%		12.17%
Performance Inception Date						Dec. 11, 2006